Related Party Transactions - Schedule of Related Party Transactions (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Accounting fees (included in professional)	$ 15,225	$ 75,923
Consulting fees		90,436
Total	$ 15,225	$ 166,359